Stock-Based Compensation Expense Resulting from ESPP (Detail) (2011 Employee Stock Purchase Plan, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity Based Compensation Related To Employee Stock Purchase Programs [Line Items]
Stock-Based Compensation Expense	$ 176	$ 182	$ 134
Cost of revenue
Equity Based Compensation Related To Employee Stock Purchase Programs [Line Items]
Stock-Based Compensation Expense	45	36	21
Research and Development
Equity Based Compensation Related To Employee Stock Purchase Programs [Line Items]
Stock-Based Compensation Expense	28	33	31
Selling and marketing
Equity Based Compensation Related To Employee Stock Purchase Programs [Line Items]
Stock-Based Compensation Expense	51	66	43
General and administrative
Equity Based Compensation Related To Employee Stock Purchase Programs [Line Items]
Stock-Based Compensation Expense	$ 52	$ 47	$ 39